COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New offices in Holon, Israel [Member]
Future minimum payments, operating leases:
2016	$ 5,953
2017	5,957
2018	5,827
2019	3,546
Thereafter	17,349
Total	38,632
Lease expense	1,710	$ 1,166	$ 940
Vehicles [Member]
Future minimum payments, operating leases:
Lease expense	$ 1,046	$ 1,163	$ 545